Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

First National Holdings, LLC (the “Company”)

Cantor Fitzgerald & Co

(together, the “Specified Parties”)

Re: FNA VII, LLC, Series 2022-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “FNH 2022-1 Loan Tape” provided by the Company on April 15, 2022, containing information on 4,896 Tax Liens and Property Assessed Clean Energy (“PACE”) Assessments (the “Assets”) as of April 10, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by FNA VII, LLC, Series 2022-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1% respectively, except for differences related to Interest Amount and Market Value which were within 10%.

•	The term “Cutoff Date” means April 10, 2022.

•	The term “Sources” means some or all of the following documents:

-	Scanned copies of the Certificate of Purchase, Tax Certificate, Payment Agreement, Promissory Note, Wire Confirmation, Sale Receipt, Tax Lien Contracts, Purchase and Sale Agreement, Primary Market Research File, ACH Documentation, Inspection Report, CA Interest Accrual File, Demand for Payoff Document, Buy Sheet Report, Tax Affidavits, Legal Fee Payment Documentation, Legal Invoice, Cert

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Fee Statute File and electronic mail correspondence confirming details of the tax liens purchased from auctions (the “Auction Purchase Confirmation Emails”), which were furnished and represented by the Company to be copies of the original documents.

-	Screenshots furnished and represented by the Company to be from the Company’s servicing systems (the “System Screenshots”).

-	Tax Amount, Current Interest Rate, Overbid Amount, and Market Value (property appraisal value) related to one or more tax liens sold by the county, which we obtained from specific county assessor’s websites (“County Assessor’s Websites”) (listed in Exhibit A), as instructed and provided by the Company.

-	Screenshots furnished and represented by the Company to be from the County Assessor’s Websites (the “County Records”).

-	Excel file from the Company entitled “State-by-State Interest Calculations Overview.xlsx”, detailing each state’s statutory interest rate and the interest rate accrual methodology for each state (the “State Interest Overview”).

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures section below.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 80 Assets from the Data File (the “Sample Assets”). A listing of the Sample Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Assets we were instructed to randomly select from the Data File.

B.	For each Sample Asset, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the sources/instructions, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The sources/instruction information is listed in the order of priority.

Attribute	Sources / Instructions
Purchase Date	System Screenshot, Auction Purchase Confirmation Emails, Tax Certificate, Certificate of Purchase, Wire Confirmation, Sale Receipt
County	Payment Agreement, Promissory Note, Tax Lien Contracts, Auction Purchase Confirmation Emails, Sale Receipt, Tax Certificate, Certificate of Purchase, Purchase and Sale Agreement
State	Payment Agreement, Promissory Note, Certificate of Purchase, Tax Lien Contracts, County Records, Auction Purchase Confirmation Emails, Tax Certificate, Primary Market Research File, Purchase and Sale Agreement
Property Type	System Screenshot, Primary Market Research File, County Records, County Assessor’s Website, Inspection Report

Attribute	Sources / Instructions
Current Interest Rate

Payment Agreement, Promissory Note, Certificate of Purchase, System Screenshot, Auction Purchase Confirmation Emails, Tax Certificate, CA Interest Accrual File

For Sample Asset #42, recompute as the product of (i) Tax Amount in the Data File, (ii) Overbid Amount in the Data File, and

(iii) the respective statutory interest rate from the State Interest Overview.

Tax Amount/Principal	Payment Agreement, System Screenshot, Demand for Payoff Document, Auction Purchase Confirmation Emails, Tax Certificate, Buy Sheet Report, Primary Market Research File, ACH Documentation, Tax Affidavits
Overbid Amount	Auction Purchase Confirmation Emails, Tax Certificate, Primary Market Research File
Reimbursable Fees	System Screenshot, Tax Certificate, Buy Sheet Report, Demand For Payoff Document, Legal Fee Payment Documentation, Payment Agreement, Legal Invoice, Cert Fee Statute File, Primary Market Research File
Market Value	County Records
Recomputed Interest Amount

Recompute as the product of (i) Tax Amount in the Data File, (ii) the respective statutory interest rate and accrual methodology from the State Interest Overview, and (iii) the number of days between the purchase date in the Data File and the Cutoff Date.

For certain Sample Assets with a Demand for Payoff Document showing accrued interest as of the date after the Cutoff Date, recompute by subtracting from the accrued interest amount in the Demand for Payoff Document an amount equal to the product of (i) Tax Amount stated in the Data File, (ii) the respective statutory interest rate and accrual methodology from the State Interest Overview, and (iii) number of days between the date of the Demand for Payoff Document and the Cutoff Date.

For certain Sample Assets which the Company informed us that they planned to purchase, recompute as the product of (i) Tax Amount in the Data File, (ii) the respective statutory interest rate and accrual methodology from the State Interest Overview, and

(iii) number of days between last payment date in the System Screenshot and March 31, 2022.

Recomputed Redemptive Value	Recompute as the sum of Tax Amount, Interest Amount, Reimbursable Fees, and Overbid Amount.

We found such information to be in agreement, except as stated in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Assets, (iii) the reliability or accuracy of the Provided Information, which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Assets being securitized, (iii) the compliance of the originator of the Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
May 1, 2022

Exhibit A – County Assessor’s Websites provided by the Company

State	County	Website
Arizona	Mohave	https://eagletw.mohavecounty.us/treasurer/eagleweb/report/
Arizona	Pima	https://www.asr.pima.gov/Parcel/Index
Arizona	Pima	https://www.to.pima.gov/propertyInquiry/?stateCodeB=401&stateCod eM=07&stateCodeP=0600
California	Parcel Quest for all California county assessor data	https://assr.parcelquest.com/Home/Details/0
Florida	Broward	https://web.bcpa.net/bcpaclient/index.html#/Record-Search
Florida	Charlotte	https://www.ccappraiser.com/RPSearchValueHistory.asp?yr=2019
Florida	Duval	https://fl-duval- taxcollector.publicaccessnow.com/PropertyTaxSearch/AccountDetail /BillDetail.aspx
Florida	Hardee	https://qpublic.schneidercorp.com/Application.aspx
Florida	Lee	https://www.leepa.org/Display/DisplayTrim.aspx
Florida	Lee	https://www.leetc.com/ncp/search_detail.asp 1/1
Florida	Leon	https://itm.leoncountyfl.gov/ITM/PropertyAcctBill.aspx
Florida	Leon	https://itm.leoncountyfl.gov/ITM/PropertyAcctBill.aspx?
Florida	Leon	https://www.leonpa.org/pt/Datalets/Datalet.aspx?sIndex=2&idx=1
Florida	Marion	http://www.pa.marion.fl.us/PRC.aspx?
Florida	Marion	https://www.mariontax.com/itm/PropertyAcctBill.aspx?
Florida	Martin	https://martin.county-taxes.com/public/real_estate/parcels
Florida	Okeechobee	http://www.okeechobeepa.com/TRIMS2020/
Florida	Orange Count	https://www.ocpafl.org/searches/ParcelSearch.aspx?
Florida	Palm Beach	https://www.pbcgov.com/papa/Asps/PropertyDetail/PropertyDetail.as px
Florida	Walton	https://walton.county-taxes.com/public/real_estate/parcels
Illinois	Cook	https://www.cookcountyassessor.com/pin/
South Carolina	Beaufort	https://www.beaufortcountytreasurer.com/tax-bill-lookup/2019/rpp/
South Carolina	Charlotte	https://charlotte.county-taxes.com/public/real_estate/parcels/
Texas	Bexar	http://bexar.trueautomation.com/clientdb/Property.aspx
Texas	Bowie	http://www.bowieappraisal.com/account/
Texas	Collin	https://www.collincad.org/propertysearch
Texas	Dallas	http://www.dallascad.org/AcctDetailRes.aspx?
Texas	Denton	https://www.dentoncounty.gov/841/Search-Property-Tax-Records
Texas	Desoto	http://www.desotopa.com/gis/
Texas	Ector	http://www.ectorcad.org/
Texas	El Paso	https://www.epcad.org/Search/Details/
Texas	Grimes	https://grimescad.org/Property-Detail/PropertyQuickRefID/
Texas	Guadalupe	https://propaccess.trueautomation.com/clientdb/Property.aspx?cid=9 6
Texas	Harris	https://hcad.org/property-search/real-property/real-property-search- by-address/
Texas	Liberty	https://esearch.libertycad.com/
Texas	Limestone	http://propertysearch.limestonecad.com/
Texas	Montgomery	https://mcad-tx.org/Property-Detail/PropertyQuickRefID
Texas	Palo Pinto	http://iswdataclient.azurewebsites.net/
Texas	Potter Randall	https://esearch.prad.org/
Texas	Travis	http://propaccess.traviscad.org/clientdb/Property.aspx
Texas	Williamson	https://tax.wilco.org/Property-Detail/PropertyQuickRefID/
Texas	Zavala	https://esearch.zavalacad.com/

A-1

State	County	Website
Arizona	Mohave	https://eagletw.mohavecounty.us/treasurer/eagleweb/report/
Arizona	Pima	https://www.asr.pima.gov/Parcel/Index
Arizona	Pima	https://www.to.pima.gov/propertyInquiry/?stateCodeB=401&stateCod eM=07&stateCodeP=0600
California	Parcel Quest for all California county assessor data	https://assr.parcelquest.com/Home/Details/0
Florida	Broward	https://web.bcpa.net/bcpaclient/index.html#/Record-Search
Florida	Charlotte	https://www.ccappraiser.com/RPSearchValueHistory.asp?yr=2019
Florida	Duval	https://fl-duval- taxcollector.publicaccessnow.com/PropertyTaxSearch/AccountDetail /BillDetail.aspx
Florida	Hardee	https://qpublic.schneidercorp.com/Application.aspx
Florida	Lee	https://www.leepa.org/Display/DisplayTrim.aspx
Florida	Lee	https://www.leetc.com/ncp/search_detail.asp 1/1
Florida	Leon	https://itm.leoncountyfl.gov/ITM/PropertyAcctBill.aspx
Florida	Leon	https://itm.leoncountyfl.gov/ITM/PropertyAcctBill.aspx?
Florida	Leon	https://www.leonpa.org/pt/Datalets/Datalet.aspx?sIndex=2&idx=1
Florida	Marion	http://www.pa.marion.fl.us/PRC.aspx?
Florida	Marion	https://www.mariontax.com/itm/PropertyAcctBill.aspx?
Florida	Martin	https://martin.county-taxes.com/public/real_estate/parcels
Florida	Okeechobee	http://www.okeechobeepa.com/TRIMS2020/
Florida	Orange Count	https://www.ocpafl.org/searches/ParcelSearch.aspx?
Florida	Palm Beach	https://www.pbcgov.com/papa/Asps/PropertyDetail/PropertyDetail.aspx
Florida	Walton	https://walton.county-taxes.com/public/real_estate/parcels
Illinois	Cook	https://www.cookcountyassessor.com/pin/
South Carolina	Beaufort	https://www.beaufortcountytreasurer.com/tax-bill-lookup/2019/rpp/
South Carolina	Charlotte	https://charlotte.county-taxes.com/public/real_estate/parcels/
Texas	Bexar	http://bexar.trueautomation.com/clientdb/Property.aspx
Texas	Bowie	http://www.bowieappraisal.com/account/
Texas	Collin	https://www.collincad.org/propertysearch
Texas	Dallas	http://www.dallascad.org/AcctDetailRes.aspx?
Texas	Denton	https://www.dentoncounty.gov/841/Search-Property-Tax-Records
Texas	Desoto	http://www.desotopa.com/gis/
Texas	Ector	http://www.ectorcad.org/
Texas	El Paso	https://www.epcad.org/Search/Details/
Texas	Grimes	https://grimescad.org/Property-Detail/PropertyQuickRefID/
Texas	Guadalupe	https://propaccess.trueautomation.com/clientdb/Property.aspx?cid=96
Texas	Harris	https://hcad.org/property-search/real-property/real-property-search- by-address/
Texas	Liberty	https://esearch.libertycad.com/
Texas	Limestone	http://propertysearch.limestonecad.com/
Texas	Montgomery	https://mcad-tx.org/Property-Detail/PropertyQuickRefID
Texas	Palo Pinto	http://iswdataclient.azurewebsites.net/
Texas	Potter Randall	https://esearch.prad.org/
Texas	Travis	http://propaccess.traviscad.org/clientdb/Property.aspx
Texas	Williamson	https://tax.wilco.org/Property-Detail/PropertyQuickRefID/
Texas	Zavala	https://esearch.zavalacad.com/

A-2

Exhibit B - The Sample Assets

Sample Asset Number	Sample Asset ID	Sample Asset Number	Sample Asset ID
1	2022-1-01	51	2022-1-51
2	2022-1-02	52	2022-1-52
3	2022-1-03	53	2022-1-53
4	2022-1-04	54	2022-1-54
5	2022-1-05	55	2022-1-55
6	2022-1-06	56	2022-1-56
7	2022-1-07	57	2022-1-57
8	2022-1-08	58	2022-1-58
9	2022-1-09	59	2022-1-59
10	2022-1-10	60	2022-1-60
11	2022-1-11	61	2022-1-61
12	2022-1-12	62	2022-1-62
13	2022-1-13	63	2022-1-63
14	2022-1-14	64	2022-1-64
15	2022-1-15	65	2022-1-65
16	2022-1-16	66	2022-1-66
17	2022-1-17	67	2022-1-67
18	2022-1-18	68	2022-1-68
19	2022-1-19	69	2022-1-69
20	2022-1-20	70	2022-1-70
21	2022-1-21	71	2022-1-71
22	2022-1-22	72	2022-1-72
23	2022-1-23	73	2022-1-73
24	2022-1-24	74	2022-1-74
25	2022-1-25	75	2022-1-75
26	2022-1-26	76	2022-1-76
27	2022-1-27	77	2022-1-77
28	2022-1-28	78	2022-1-78
29	2022-1-29	79	2022-1-79
30	2022-1-30	80	2022-1-80
31	2022-1-31
32	2022-1-32
33	2022-1-33
34	2022-1-34
35	2022-1-35
36	2022-1-36
37	2022-1-37
38	2022-1-38
39	2022-1-39
40	2022-1-40
41	2022-1-41
42	2022-1-42
43	2022-1-43
44	2022-1-44
45	2022-1-45
46	2022-1-46
47	2022-1-47
48	2022-1-48
49	2022-1-49
50	2022-1-50

B-1

Exhibit C Exception List

Sample Asset #	Sample Asset ID	Attribute	Per Data File	Per Sources
15	2022-1-15	Tax Amount/Principal	$11,363.43	$11,272.68
21	2022-1-21	Tax Amount/Principal	$2,291.34	$2,165.78
23	2022-1-23	Tax Amount/Principal	$18,382.56	$18,246.15
24	2022-1-24	Tax Amount/Principal	$1,827.40	$1,755.61
28	2022-1-28	Tax Amount/Principal	$5,340.39	$5,067.91
9	2022-1-09	Reimbursable Fees	$2,003.67	$2,012.17
42	2022-1-42	Market Value	$400,200.00	$325,000.00
1	2022-1-01	Recomputed Interest Amount	$59.30	$50.18
8	2022-1-08	Recomputed Interest Amount	$91.30	$76.08

C-1